Label	Element	Value
Western Asset Select Tax Free Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTERN ASSET SELECT TAX FREE RESERVES
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
•	You invest $10,000 in the fund for the time periods indicated
•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a money market fund that, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and the District of Columbia or their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks. From time to time, the fund may invest significantly in municipal obligations issued by a single state, including, but not limited to, New York.
Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.
Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.
The fund is a retail money market fund, meaning that the fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the fund tries to maintain a share price of $1.00. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the fund must follow strict rules as to the quality, liquidity, diversification and maturity of its investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks and thus will be more susceptible to negative events affecting banks and the financial services sector worldwide.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Select Shares. The table shows the average annual total returns of each class of the fund’s shares that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at www.franklintempleton.com/moneymarketfunds (select fund and share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.
The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Select Shares. The table shows the average annual total returns of each class of the fund’s shares that has been in operation for at least one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926 or 1-203-703-6002
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com/moneymarketfunds (select fund and share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (12/31/2023):0.84 Worst Quarter (12/31/2021):0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2024, was 2.36
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)(for periods ended December 31, 2023)
Western Asset Select Tax Free Reserves | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

Western Asset Select Tax Free Reserves | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
Western Asset Select Tax Free Reserves | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Western Asset Select Tax Free Reserves | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Western Asset Select Tax Free Reserves | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Western Asset Select Tax Free Reserves | Market and interest rate risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market and interest rate risk. The market prices of securities held by the fund may go up or down, sometimes rapidly or unpredictably. While the fund seeks to maintain a $1.00 share price, if the market prices of the fund’s securities fall, the value of your investment in the fund will decline. The market price of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities.
Market prices will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund. The fund may face a heightened level of interest rate risk due to changes in monetary policy. When interest rates go down, the fund’s yield will decline. Also, when interest rates decline, investments made by the fund may pay a lower interest rate, which would reduce the income received by the fund. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Western Asset Select Tax Free Reserves | Market events risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund’s investments.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.

Western Asset Select Tax Free Reserves | Credit risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit risk. An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded or perceived to be less creditworthy, or the value of assets underlying a security may decline, causing the value of your investment to decline. Changes in actual or perceived creditworthiness may occur quickly. The fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

Western Asset Select Tax Free Reserves | Yield risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Yield risk. The amount of income received by the fund will go up or down depending on variations in short-term interest rates, and when interest rates are very low or negative the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately, if for example, the fund’s manager discontinued any temporary voluntary fee limitation or recouped amounts previously waived and/or reimbursed.

Western Asset Select Tax Free Reserves | Tax risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax risk. The income on the fund’s municipal securities could become subject to U.S. federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Western Asset Select Tax Free Reserves | Structured securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Western Asset Select Tax Free Reserves | Risks associated with concentration in the banking industry [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks and thus will be more susceptible to negative events affecting banks and the financial services sector worldwide. Changes in money market and general economic conditions, governmental policies and applicable regulations may adversely affect banks’ ability to obtain funds at reasonable costs and to finance their lending and other operations, including by limiting the loans they may make and the interest rates and fees they charge. Banking losses also result from defaults by borrowers, data breaches, certain bank activities such as mortgage banking and foreign exchange practices, proprietary investing and investments in derivatives.

Western Asset Select Tax Free Reserves | Risks relating to investments in municipal securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In the past, a number of municipal issuers defaulted on obligations, were downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may experience a resurgence, particularly in the event of economic or market turmoil or a recession.

Western Asset Select Tax Free Reserves | Risks associated with focusing on investments in New York municipal securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks associated with focusing on investments in New York municipal securities. When a fund focuses its investments on New York municipal securities, the fund may be affected significantly by adverse economic, political or other events affecting New York municipal issuers. Also, the fund may be more volatile than a more geographically diverse fund.

Western Asset Select Tax Free Reserves | Portfolio management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates or other market factors, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Western Asset Select Tax Free Reserves | Illiquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Illiquidity risk. The fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly, and they may become difficult or impossible to sell, particularly during times of market turmoil. Illiquid investments may also be volatile and difficult to value. Markets may become illiquid quickly. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, including U.S. Treasury securities. During times of market turmoil, there may be few or no buyers or sellers for securities in entire asset classes. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all.

Western Asset Select Tax Free Reserves | Valuation risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment, which may prove to be incorrect.

Western Asset Select Tax Free Reserves | Cybersecurity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity risk. Like other funds and business enterprises, the fund, the manager, the subadviser and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the fund, the manager, the subadviser and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The fund, the manager, and the subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund, the manager, and/or the subadviser. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack.
These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.
The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

Western Asset Select Tax Free Reserves | Select
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.33%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.18%
1 year	rr_ExpenseExampleYear01	$ 18
3 years	rr_ExpenseExampleYear03	90
5 years	rr_ExpenseExampleYear05	170
10 years	rr_ExpenseExampleYear10	403
1 year	rr_ExpenseExampleNoRedemptionYear01	18
3 years	rr_ExpenseExampleNoRedemptionYear03	90
5 years	rr_ExpenseExampleNoRedemptionYear05	170
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 403
2014	rr_AnnualReturn2014	0.02%
2015	rr_AnnualReturn2015	0.02%
2016	rr_AnnualReturn2016	0.30%
2017	rr_AnnualReturn2017	0.70%
2018	rr_AnnualReturn2018	1.26%
2019	rr_AnnualReturn2019	1.32%
2020	rr_AnnualReturn2020	0.39%
2021	rr_AnnualReturn2021	0.01%
2022	rr_AnnualReturn2022	0.95%
2023	rr_AnnualReturn2023	3.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 year	rr_AverageAnnualReturnYear01	3.10%
5 years	rr_AverageAnnualReturnYear05	1.15%
10 years	rr_AverageAnnualReturnYear10	0.80%
Western Asset Select Tax Free Reserves | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	2.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.32%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.23%
1 year	rr_ExpenseExampleYear01	$ 24
3 years	rr_ExpenseExampleYear03	534
5 years	rr_ExpenseExampleYear05	1,071
10 years	rr_ExpenseExampleYear10	2,542
1 year	rr_ExpenseExampleNoRedemptionYear01	24
3 years	rr_ExpenseExampleNoRedemptionYear03	534
5 years	rr_ExpenseExampleNoRedemptionYear05	1,071
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,542
1 year	rr_AverageAnnualReturnYear01	3.05%
5 years	rr_AverageAnnualReturnYear05	1.12%
10 years	rr_AverageAnnualReturnYear10	0.77%
Western Asset Select Tax Free Reserves | Administrative
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	2.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.22%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.40%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
1 year	rr_ExpenseExampleYear01	$ 41
3 years	rr_ExpenseExampleYear03	727
5 years	rr_ExpenseExampleYear05	1,437
10 years	rr_ExpenseExampleYear10	3,326
1 year	rr_ExpenseExampleNoRedemptionYear01	41
3 years	rr_ExpenseExampleNoRedemptionYear03	727
5 years	rr_ExpenseExampleNoRedemptionYear05	1,437
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,326

[1]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.18% for Select Shares, 0.23% for Investor Shares, and 0.40% for Administrative Shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[2]
Investor Shares may pay a fee of up to 0.10% of average daily net assets pursuant to the Fund’s Rule 12b-1 plan. The Board has determined that, until December 31, 2025, such payments shall not exceed 0.05% of the class’ average daily net assets. This arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[3]	Other expenses for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.